UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number             811-07850

                                 PNC Advantage Funds

(Exact name of registrant as specified in charter)

One East Pratt Street – 5th Floor

                                         Baltimore, MD 21202

(Address of principal executive offices) (Zip code)

John M. Loder, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

                                     Boston, Massachusetts 02199-3600

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-364-4890

Date of fiscal year end: May 31

Date of reporting period: November 30, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Semi-Annual Report to Shareholders is attached herewith.

  P N C

  A D V A N T A G E   F U N D S

  S E M I - A N N U A L

  R E P O R T

PNC Advantage Institutional

Government Money Market Fund

PNC Advantage Institutional

Money Market Fund

PNC Advantage Institutional

Treasury Money Market Fund

T A B L E   O F   C O N T E N T S

This material must be preceded or accompanied by a prospectus.

You should consider the investment objectives, risks, charges and expenses of the PNC Advantage Institutional Government Money Market Fund, the PNC Advantage Institutional Money Market Fund and the PNC Advantage Institutional Treasury Money Market Fund (the “Funds”) carefully before investing. A prospectus and other information about the Funds may be obtained by calling your investment professional, calling 1-800-364-4890 or downloading one at pncfunds.com. Please read it carefully before you invest or send money.

NOT FDIC INSURED — NO BANK GUARANTEE — MAY LOSE VALUE

PNC Capital Advisors, LLC (“PCA”), a subsidiary of The PNC Financial Services Group, Inc., serves as investment adviser and co-administrator to PNC Advantage Funds and receives fees for its services. PNC Advantage Funds are distributed by PNC Funds Distributor, LLC (“Distributor”), Three Canal Plaza, Suite 100, Portland, ME 04101. The Distributor is not affiliated with PCA and is not a bank.

©2013 The PNC Financial Services Group, Inc. All rights reserved.

An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

P N C  A d v a n t a g e  F u n d s

M E S S A G E   F R O M   T H E   P R E S I D E N T

Dear Shareholders:

We are pleased to present this semi-annual report for PNC Advantage Funds as of November 30, 2012.

We continue to believe that by offering the opportunity to diversify your investments among an array of money market, taxable and tax-exempt fixed income, equity and retirement-oriented mutual funds, PNC Capital Advisors, LLC may help you and/or your adviser fulfill your individual asset allocation objectives.

Before reviewing the financial statements and schedules of investments of your individual mutual fund investments, it may be useful to take a brief look at the major factors affecting the economy and the money markets over the six month period from June 1, 2012 to November 30, 2012, especially given the volatility experienced during this semi-annual period.

Economic Review

The U.S. economy muddled along during the semi-annual period. Real Gross Domestic Product (“GDP”) had increased 1.9% in the first quarter of 2012 but then decelerated to 1.3% in the second quarter of 2012 before bouncing back somewhat encouragingly to 2.7% in the third quarter of 2012.

As the annual period began in June 2012, the pace of economic growth had declined noticeably from the steam it had seemed to gather after the relatively mild winter. Most discouraging was the downshift in payroll growth, as average payroll gains dropped from 200,000 in the first quarter to approximately 75,000 in the second quarter. Initial unemployment claims trended higher. Motor vehicle sales and the ISM Purchasing Managers’ manufacturing index retreated from their first quarter levels. Tempered optimism regarding the U.S. economy was set against a challenging global backdrop, as Europe’s seeming reluctance to craft a meaningful long-term solution to its lingering sovereign debt problems and China’s decelerating economic growth brought recession fears back into the national consciousness.

During the third calendar quarter, statistics showed a U.S. economy that appeared to be slowly shrugging off the hesitancy of consumers to spend caused by both domestic concerns and international issues. Automobile sales for September were close to a 15 million annualized rate — a level not seen since March 2008. The housing sector made incremental progress with newly constructed home sales up 27% year-over-year (albeit from a low base), existing home sales increasing to a 4.8 million unit annualized rate, and the Case-Shiller index of housing prices posting a modest increase since last year. Additionally, the low level of interest rates pushed mortgage refinancing levels up 46% year-over-year to the highest level since April 2009. The labor market also improved, as non-farm payrolls grew at a rate of nearly 145,000 a month during the third calendar quarter. The headline unemployment rate dropped below 8%.

The Federal Reserve Bank (the “Fed”), still disappointed with U.S. economic growth, initiated another round of quantitative monetary easing in September 2012. Dubbed QE3, this is the third program of massive bond buying by the U.S. central bank geared to bring interest rates down further and hold them low to encourage both consumers and businesses to borrow. Additionally, the Fed indicated it expects to keep short-term interest rates within the banking system at the near zero level for up to three more years.

“...investors still awaited resolution to the fiscal cliff.”

Commentary provided by PNC Capital Advisors, LLC as of January 24, 2013

P N C  A d v a n t a g e  F u n d s

M E S S A G E   F R O M   T H E   P R E S I D E N T

“…yields in the taxable and tax-exempt money markets remained at low levels.”

Commentary provided by PNC Capital Advisors, LLC as of January 24, 2013

In October and November, Europe’s largest economies seemed likely to fall into recession, but U.S. manufacturing activity increased, and the housing market showed additional signs of improvement as new home construction reached a four-year high. The November jobs report was also encouraging, as the U.S. Labor Department reported that employers added 146,000 jobs in November, a number higher than many expected given the impact of superstorm Sandy and budget battles in Washington, D.C. The unemployment rate edged down to 7.7%. October numbers, however, of 171,000 new jobs were revised down to 138,000. Also still overhanging positive developments were concerns about the outlook for corporate earnings, a too-close-to-call November election and whether compromise would be reached regarding the looming fiscal cliff. At the end of November, investors still awaited resolution to the fiscal cliff of automatic spending cuts and higher taxes scheduled to take effect at the end of the calendar year. The high cost of infrastructure repair and business redevelopment following superstorm Sandy and an unexpected drop in consumer spending also remained lingering concerns at the end of the semi-annual period.

Money Markets

With the Fed maintaining the targeted federal funds rate near zero throughout the semi-annual period and Fed officials extending in September 2012 their expected time horizon from late 2014 to at least mid-2015 for short-term interest rates to stay low, yields in the taxable and tax-exempt money markets remained at low levels. To a more modest degree, technical, or supply and demand, developments and anticipation of possible regulatory changes also impacted the money markets during the semi-annual period, combining to keep short-term rates low. Further, the money market yield curves were extremely flat, meaning there was little difference in yields between maturities. Indeed, with interest rates remaining near zero and with securities even being offered at negative rates at times, the semi-annual period did not provide many opportunities to add yield.

Our View Ahead

We closed 2012 in dramatic fashion as the fiscal cliff negotiations between the Obama administration and the Republican Party went down to the year-end deadline. As we have come to expect, many of the difficult decisions were “kicked down the road,” prolonging some of the uncertainties that have plagued the economic and investment landscape for the last several years. Despite the shortcomings of the fiscal cliff negotiations, the 5% fiscal drag to GDP has been averted for now. The current consensus expectation for 2013 real GDP growth is 2%, a slight deceleration from the 2.2% that was expected in 2012. While some of the uncertainty regarding taxes is now known, uncertainties remain regarding which government spending programs will be impacted, and how that will cause growth expectations to change. Over the past two years, the unemployment rate fell 0.8 and 0.7 percentage points in 2011 and 2012, respectively. If the current rate of job growth continues in 2013, the unemployment rate could drop to around 7.5% or lower by year-end, but paces of the decline may not be as stable due to possible increases in the labor participation rate. We believe that if political uncertainties are put aside the markets will be able to refocus on fundamentals in the U.S. that continue to marginally improve. Like the U.S., Europe continues to struggle with similar debt and fiscal issues, but in the short term, aid packages, and the European Central Bank backing have helped reduce the costs of continuing to finance government operations.

In the money markets, we believe a number of factors could combine to increase demand and decrease supply, thereby pushing yields even lower over the near term. These factors include the expiration of the unlimited Federal Deposit Insurance Corporation (FDIC) insurance on non-interest-bearing transaction accounts, which could drive heightened demand for money market funds. Further, should a clear resolution to the looming fiscal cliff not be reached in a timely manner, investor risk aversion is likely to heighten, increasing demand for relatively low volatility, high liquidity investments. Meanwhile, regulatory and accounting changes have already diminished supply of repurchase agreements, asset-backed commercial paper, municipal variable-rate demand notes and other assets in which money market funds may invest, a trend expected to continue. While lower yields may seem a negative for the appeal of money market funds, we believe relative safety, diversification and liquidity will likely remain important and ongoing considerations for investors. We therefore continue to believe that money market funds will continue to play a key role in investors’ portfolios.

We thank you for maintaining a long-term perspective as a basic tenet of your investment approach.

We value your ongoing confidence in us and look forward to serving your investment needs in the years ahead.

Best Regards,

Kevin A. McCreadie

President, PNC Advantage Funds

President and Chief Investment Officer

PNC Capital Advisors, LLC

This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to PNC Advantage Funds, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market or other conditions and PNC Capital Advisors, LLC undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of PNC Advantage Funds’ trading intent.

“...relative safety, diver- sification and liquidity will likely remain important...” Commentary provided by PNC Capital Advisors, LLC as of January 24, 2013

P N C  A d v a n t a g e  F u n d s

I N V E S T M E N T   A B B R E V I A T I O N S   A N D   D E F I N I T I O N S   F O R   S C H E D U L E S   O F

I N V E S T M E N T S

Cl —	Class
DN —	Discount Note. The rate shown is the effective yield at purchase date.

FRN —	Floating Rate Note. The rate shown is the rate in effect on November 30, 2012, and the date shown is the final maturity date, not the next reset or put date. The rate floats based on a predetermined index.
GO —	General Obligation

LLC —	Limited Liability Company
MTN —	Medium Term Note

RB —	Revenue Bond

TECP —	Tax Exempt Commercial Paper

VRDN —	Variable Rate Demand Note. The rate shown is the rate in effect on November 30, 2012, and the date shown is the next reset or put date.

See Notes to Financial Statements.

P N C   A d v a n t a g e   F u n d s

S U M M A R Y   O F   P O R T F O L I O   H O L D I N G S / E X P E N S E   T A B L E S

The table below presents portfolio holdings as of November 30, 2012 as a percentage of total investments.

	Institutional Government Money Market Fund	Institutional Money Market Fund	Institutional Treasury Money Market Fund
Commercial Paper	–	40.7%	–
Repurchase Agreements	48.5%	26.0	77.2%
Education Revenue Bonds	–	7.1	–
Asset Backed Commercial Paper	–	5.5	–
Asset Backed Securities	–	4.2	–
Money Market Funds	0.6	4.0	1.8
Certificates of Deposit	–	3.8	–
Corporate Bonds	–	2.9	–
Industrial/Development Revenue Bonds	–	1.6	–
Public Facilities Revenue Bonds	–	1.3	–
Other Revenue Bonds	–	1.2	–
Funding Agreement	–	1.0	–
Hospital/Nursing Home Revenue Bonds	–	0.7	–
U.S. Government Agency Obligations	47.5	–	–
U.S. Treasury Obligations	3.4	–	21.0
	100.0%	100.0%	100.0%

All mutual funds have operating expenses. As a shareholder of a Fund, you could incur operating expenses including investment advisory fees, distribution (12b-1) fees, where applicable, and other Fund expenses. Such expenses, which are deducted from a Fund’s gross income, directly reduce the investment return of a Fund. A Fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The Expense Tables are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (June 1, 2012 to November 30, 2012).

The Expense Table that appears for your Fund below illustrates your Fund’s costs in two ways.

•

Actual Expenses. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Class of the Fund under the heading “Expenses Paid During Period.”

•

Hypothetical Example for Comparison Purposes. This section is intended to help you compare your Fund’s costs with those of other mutual funds. It is based on your Fund’s actual expense ratio and assumes that your Fund had an annual return of 5% before expenses during the period shown. In this case — because the return used is not your Fund’s actual return — the results may not be used to estimate your actual ending account value or expenses you paid during this period. The example is useful in making comparisons between your Fund and other funds because the Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on an annual 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

P N C   A d v a n t a g e   F u n d s

S U M M A R Y   O F   P O R T F O L I O   H O L D I N G S / E X P E N S E   T A B L E S

	Beginning Account Value 06/01/12	Ending Account Value 11/30/12	Annualized Expense Ratio*,**	Expenses Paid During Period***
Institutional Government Money Market Fund
Actual
Institutional Class	$1,000.00	$1,000.06	0.18%	$0.88
Advisor Class	1,000.00	1,000.06	0.18	0.90
Hypothetical****
Institutional Class	1,000.00	1,024.19	0.18	0.89
Advisor Class	1,000.00	1,024.17	0.18	0.91
Institutional Money Market Fund
Actual
Institutional Class	$1,000.00	$1,000.24	0.18%	$0.89
Advisor Class	1,000.00	1,000.24	0.18	0.89
Hypothetical****
Institutional Class	1,000.00	1,024.18	0.18	0.90
Advisor Class	1,000.00	1,024.18	0.18	0.90
Institutional Treasury Money Market Fund
Actual
Institutional Class	$1,000.00	$1,000.06	0.15%	$0.74
Advisor Class	1,000.00	1,000.06	0.16	0.78
Service Class	1,000.00	1,000.06	0.15	0.76
Hypothetical****
Institutional Class	1,000.00	1,024.33	0.15	0.75
Advisor Class	1,000.00	1,024.29	0.16	0.79
Service Class	1,000.00	1,024.31	0.15	0.77

*	See Note 3 in Notes to Financial Statements.
**	The “Annualized Expense Ratio” reflects the actual expenses net of fee waivers, where applicable, for the period (June 1, 2012 to November 30, 2012).
***

Expenses are equal to each Class’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days (183) in the most recent fiscal half-year, then divided by 365.

****	Assumes annual return of 5% before expenses.

P N C A d v a n t a g e F u n d s	S e l e c t e d P e r S h a r e D a t a a n d R a t i o s
F I N A N C I A L H I G H L I G H T S ( U n a u d i t e d )	F o r t h e S i x M o n t h s E n d e d N o v e m b e r 3 0 , 2 0 1 2
a n d f o r t h e Y e a r s E n d e d M a y 3 1 ,
u n l e s s o t h e r w i s e i n d i c a t e d

	Institutional Government Money Market Fund(1)

	Institutional Shares				Advisor Shares

	2012*	2012	2011	2010(2)	2012*	2012	2011(3)
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net Investment Income†	– **	– **	– **	– **	– **	– **	– **
Realized and Unrealized Gain (Loss) on Investments	– **	–	– **	–	– **	–	– **
Total from Investment Operations	–	–	–	–	–	–	–
Dividends from Net Investment Income	– **	– **	– **	– **	– **	– **	– **
Distributions from Net Realized Gains	–	–	–	–	–	–	–
Total Distributions	–	–	–	–	–	–	–
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.01%	0.02%	0.06%	0.03%	0.01%	0.02%	0.02%
Ratios/Supplemental Data
Net Assets End of Period (000)	$74,840	$92,802	$61,615	$15,005	$5,367	$1,242	$179
Ratio of Expenses to Average Net Assets	0.18%	0.11%	0.10%	0.10%	0.18%	0.09%	0.08%
Ratio of Net Investment Income to Average Net Assets	0.01%	0.01%	0.05%	0.05%	0.01%	0.01%	0.05%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	0.32%	0.31%	0.53%	0.61%	0.31%	0.28%	0.47%
Ratio of Net Investment Loss to Average Net Assets (Before Fee Waivers)	(0.13)%	(0.19)%	(0.38)%	(0.45)%	(0.12)%	(0.18)%	(0.34)%

*	For the six months ended November 30, 2012. All ratios for the period have been annualized. Total return for the period has not been annualized.
**	Amount represents less than $0.005 per share.
†	Per share data calculated using average shares outstanding method.
(1)

At November 30, 2012, net assets of the Service Shares amounted to $10, representing initial seed capital. There was no other shareholder activity in this share class during the reporting period; therefore, no information is presented.

(2)	Commenced operations on October 1, 2009. All ratios for the period have been annualized. Total return for the period has not been annualized.
(3)	Advisor Shares were first sold (excluding seed capital of $10) on January 28, 2011. All ratios for the period have been annualized. Total return for the period has not been annualized.

See Notes to Financial Statements.

P N C A d v a n t a g e F u n d s	S e l e c t e d P e r S h a r e D a t a a n d R a t i o s
F I N A N C I A L H I G H L I G H T S ( U n a u d i t e d )	F o r t h e S i x M o n t h s E n d e d N o v e m b e r 3 0, 2 0 1 2
a n d f o r t h e Ye a r s E n d e d M a y 3 1 ,
u n l e s s o t h e r w i s e i n d i c a t e d

	Institutional Money Market Fund(1)
	Institutional Shares						Advisor Shares
	2012*	2012	2011	2010	2009	2008	2012*	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net Investment Income†	– **	– **	– **	– **	0.01	0.04	– **	– **	– **	– **	0.01	0.04
Realized and Unrealized Gain (Loss) on Investments	– **	– **	– **	– **	– **	– **	– **	– **	– **	– **	– **	– **

Total from Investment Operations	–	–	–	–	0.01	0.04	–	–	–	–	0.01	0.04

Dividends from Net Investment Income	– **	– **	– **	– **	(0.01)	(0.04)	– **	– **	– **	– **	(0.01)	(0.04)
Distributions from Net Realized Gains	–	–	–	–	–	–	–	–	–	–	–	–

Total Distributions	–	–	–	–	(0.01)	(0.04)	–	–	–	–	(0.01)	(0.04)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.02%	0.05%	0.07%	0.12%	1.46%	4.43%	0.02%	0.05%	0.07%	0.10%	1.41%	4.38%

Ratios/Supplemental Data
Net Assets End of Period (000)	$738,704	$834,099	$932,972	$864,478	$2,406,236	$2,289,971	$142,313	$119,508	$145,296	$35,123	$206,979	$266,866
Ratio of Expenses to Average Net Assets(2)	0.18%	0.14%	0.19%	0.19%	0.19%	0.16%	0.18%	0.14%	0.19%	0.21%	0.24%	0.21%
Ratio of Net Investment Income to Average Net Assets	0.05%	0.05%	0.06%	0.14%	1.41%	4.32%	0.05%	0.05%	0.06%	0.10%	1.45%	4.27%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	0.23%	0.22%	0.22%	0.22%	0.21%	0.18%	0.23%	0.22%	0.22%	0.26%	0.26%	0.23%
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Fee Waivers)	0.00%	(0.03)%	0.03%	0.11%	1.39%	4.30%	0.00%	(0.03)%	0.02%	0.05%	1.43%	4.25%

*	For the six months ended November 30, 2012. All ratios for the period have been annualized. Total return for the period has not been annualized.
**	Amount represents less than $0.005 per share.
†	Per share data calculated using average shares outstanding method.
(1)

At November 30, 2012, net assets of the Service Shares amounted to $10, representing initial seed capital. There was no other shareholder activity in this share class during the reporting period; therefore, no information is presented.

(2)

The Board approved the participation by the Institutional Money Market Fund in the U.S. Department of the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”). The Program protected the value of shares of money market fund investors as of September 19, 2008. The Program expired on September 18, 2009. As a participant in the Program, the Institutional Money Market Fund paid participation fees of 0.01% for the period September 19, 2008 through December 18, 2008 and 0.03% for the period December 19, 2008 through September 18, 2009 based on the net asset value of the Fund as of September 19, 2008.

See Notes to Financial Statements.

P N C A d v a n t a g e F u n d s	S e l e c t e d P e r S h a r e D a t a a n d R a t i o s
F I N A N C I A L H I G H L I G H T S ( U n a u d i t e d )	F o r t h e S i x M o n t h s E n d e d N o ve m b e r 3 0, 2 0 1 2
a n d f o r t h e Y e a r s E n d e d M a y 3 1,
u n l e s s o t h e r w i s e i n d i c a t e d

	Institutional Treasury Money Market Fund
	Institutional Shares				Advisor Shares			Service Shares
	2012*	2012	2011	2010(1)	2012*	2012	2011(2)	2012*	2012	2011(3)
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$ 1.00	$1.00	$1.00	$ 1.00

Net Investment Income†	– **	– **	– **	– **	– **	– **	– **	– **	– **	– **
Realized and Unrealized Gain (Loss) on Investments	– **	–	– **	– **	– **	–	– **	– **	–	– **

Total from Investment Operations	–	–	–	–	–	–	–	–	–	–

Dividends from Net Investment Income	– **	– **	– **	– **	– **	– **	– **	– **	– **	– **
Distributions from Net Realized Gains	–	–	–	–	–	–	–	–	–	–

Total Distributions	–	–	–	–	–	–	–	–	–	–

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$ 1.00	$1.00	$1.00	$ 1.00

Total Return	0.01%	0.01%	0.03%	0.01%	0.01%	0.01%	0.00%	0.01%	0.01%	0.03%

Ratios/Supplemental Data
Net Assets End of Period (000)	$104,959	$111,735	$36,398	$15,090	$7,585	$3,619	$2,547	$1,731	$11,149	$4,192
Ratio of Expenses to Average Net Assets	0.15%	0.08%	0.10%	0.08%	0.16%	0.07%	0.07%	0.15%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	0.29%	0.30%	0.49%	0.61%	0.29%	0.32%	0.53%	0.29%	0.31%	0.60%
Ratio of Net Investment Loss to Average Net Assets (Before Fee Waivers)	(0.13)%	(0.21)%	(0.38)%	(0.52)%	(0.12)%	(0.24)%	(0.45)%	(0.13)%	(0.21)%	(0.50)%

*	For the six months ended November 30, 2012. All ratios for the period have been annualized. Total return for the period has not been annualized.
**	Amount represents less than $0.005 per share.
†	Per share data calculated using average shares outstanding method.
(1)	Commenced operations on October 1, 2009. All ratios for the period have been annualized. Total return for the period has not been annualized.
(2)	Advisor Shares were first sold (excluding seed capital of $10) on March 16, 2011. All ratios for the period have been annualized. Total return for the period has not been annualized.
(3)	Service Shares were first sold (excluding seed capital of $10) on October 29, 2010. All ratios for the period have been annualized. Total return for the period has not been annualized.

See Notes to Financial Statements.

P N C  A d v a n t a g e  I n s t i t u t i o n a l  G o v e r n m e n t  M o n e y  M a r k e t  F u n d

S C H E D U L E   O F   I N V E S T M E N T S

N o v e m b e r   3 0,   2 0 1 2 ( U n a u d i t e d )

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY OBLIGATIONS — 48.5%
Federal Farm Credit Bank — 13.3%
Federal Farm Credit Bank
0.180%, 01/02/13	$1,000	$1,000
1.750%, 02/21/13	900	903
0.300%, 08/28/13	1,000	1,001
Federal Farm Credit Bank (FRN)
0.229%, 12/13/12	1,000	1,000
0.251%, 03/06/13	1,000	1,000
0.200%, 04/02/13	1,000	1,000
0.200%, 07/02/13	1,000	1,000
0.159%, 07/29/13	950	950
0.228%, 08/22/13	950	951
0.230%, 11/18/13	1,000	1,000
0.271%, 04/21/14	400	400
0.440%, 05/29/14	450	451

		10,656
Federal Home Loan Bank — 15.8%
Federal Home Loan Bank
0.150%, 02/06/13	1,500	1,500
0.190%, 02/15/13	600	600
0.125%, 03/05/13	900	900
1.625%, 03/20/13	900	904
0.240%, 04/26/13	600	600
0.200%, 05/02/13	475	475
0.240%, 08/09/13	500	500
0.210%, 08/20/13	720	720
0.250%, 09/06/13	900	900
Federal Home Loan Bank (DN)
0.125%, 03/04/13	500	500
0.165%, 04/17/13	680	680
Federal Home Loan Bank (FRN)
0.300%, 01/22/13	600	600
0.102%, 04/09/13	1,000	1,000
0.170%, 05/15/13	1,000	1,000
0.210%, 07/25/13	900	900
0.180%, 07/25/13	900	900

		12,679
Federal Home Loan Mortgage Corporation — 11.2%
Federal Home Loan Mortgage Corporation
1.375%, 01/09/13	1,178	1,180
1.625%, 04/15/13	900	905
4.500%, 07/15/13	950	975
Federal Home Loan Mortgage Corporation (DN)
0.125%, 02/27/13	500	500
0.160%, 04/03/13	500	500
0.160%, 04/18/13	900	899
Federal Home Loan Mortgage Corporation (FRN)
0.350%, 01/10/13	1,600	1,600
0.160%, 02/04/13	1,000	1,000
0.168%, 03/21/13	900	900
0.180%, 11/04/13	500	500

		8,959
Federal National Mortgage Association — 8.2%
Federal National Mortgage Association
4.375%, 03/15/13	900	911
Federal National Mortgage Association (DN)
0.155%, 03/27/13	900	899
Federal National Mortgage Association (FRN)
0.360%, 12/03/12	1,900	1,900

	Par (000)	Value (000)
0.238%, 12/20/12	$1,000	$1,000
0.400%, 02/01/13	1,000	1,000
0.221%, 05/17/13	900	901

		6,611
Total U.S. Government Agency Obligations (Cost $38,905)		38,905
U.S. TREASURY OBLIGATIONS — 3.5%
U.S. Treasury Notes — 3.5%
0.625%, 01/31/13	900	901
1.375%, 02/15/13	1,000	1,002
3.500%, 05/31/13	900	915

Total U.S. Treasury Obligations (Cost $2,818)		2,818

	Number of Shares
MONEY MARKET FUND — 0.6%
Invesco Government & Agency Portfolio	500,000	500

Total Money Market Fund (Cost $500)		500

	Par (000)
REPURCHASE AGREEMENTS — 49.5%
Deutsche Bank Securities, Inc.
0.250% (dated 11/30/12, due 12/03/12, repurchase price $15,000,312, collateralized by Government National Mortgage Association Bonds, 2.500%, due 10/20/27, total value $15,300,000)	$15,000	15,000
Merrill Lynch Pierce Fenner and Smith
0.220% (dated 11/30/12, due 12/03/12, repurchase price $15,000,275, collateralized by Federal Home Loan Mortgage Corporation Bonds, 4.000%, due 03/01/26, total value $15,300,000)	15,000	15,000
UBS Securities LLC
0.220% (dated 11/30/12, due 12/03/12, repurchase price $9,676,177, collateralized by
Federal National Mortgage Association,
2.500% to 12.500%, 12/01/12 to 11/01/42, total value $9,869,520)	9,676	9,676
Total Repurchase Agreements (Cost $39,676)		39,676
TOTAL INVESTMENTS — 102.1% (Cost $81,899)*		81,899
Other Assets & Liabilities — (2.1)%		(1,692)
TOTAL NET ASSETS — 100.0%		$80,207

*   Also cost for Federal income tax purposes.

See Notes to Financial Statements.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2012 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Money Market Fund	$500	$–	$–	$500
Repurchase Agreements	–	39,676	–	39,676
U.S. Government Agency Obligations	–	38,905	–	38,905
U.S. Treasury Obligations	–	2,818	–	2,818

Total Assets - Investments in Securities	$500	$81,399	$–	$81,899

See Notes to Financial Statements.

P N C  A d v a n t a g e  I n s t i t u t i o n a l  M o n e y  M a r k e t  F u n d

S C H E D U L E   O F   I N V E S T M E N T S

N o v e m b e r   3 0,   2 0 1 2 ( U n a u d i t e d )

	Par (000)	Value (000)
ASSET BACKED SECURITIES — 4.2%
Automotive — 3.4%
Ford Credit Auto Owner Trust, Series 2012-C, Cl A1
0.272%, 08/15/13 144A	$913	$913
Honda Auto Receivables Owner Trust, Series 2012-2, Cl A1
0.301%, 05/15/13	597	597
Honda Auto Receivables Owner Trust, Series 2012-4, Cl A1
0.230%, 10/18/13	3,914	3,914
Huntington Auto Trust, Series 2012-2, Cl A1
0.230%, 10/15/13	5,376	5,376
Hyundai Auto Lease Securitization Trust, Series 2012-A, Cl A1
0.384%, 06/17/13 144A	1,087	1,087
Hyundai Auto Receivables Trust, Series 2012-B, Cl A1
0.293%, 07/15/13	636	636
Hyundai Auto Receivables Trust, Series 2012-C, Cl A1
0.230%, 10/15/13	4,059	4,059
Mercedes-Benz Auto Receivables Trust, Series 2012-1, Cl A1
0.230%, 09/16/13	1,900	1,900
USAA Auto Owner Trust, Series 2012-1, Cl A1
0.230%, 09/16/13	2,311	2,311
Volkswagen Auto Lease Trust, Series 2012-A, Cl A1
0.332%, 06/20/13	324	324
Volkswagen Auto Loan Enhanced Trust, Series 2012-2, Cl A1
0.230%, 10/21/13	4,255	4,255
World Omni Auto Receivables Trust, Series 2012-B, Cl A1
0.240%, 11/15/13	4,859	4,859

		30,231
Other — 0.8%
CNH Equipment Trust, Series 2012-C, Cl A1
0.230%, 10/15/13	2,483	2,483
CNH Equipment Trust, Series 2012-D, Cl A1
0.250%, 12/16/13	4,250	4,250

		6,733
Total Asset Backed Securities (Cost $36,964)		36,964
CERTIFICATES OF DEPOSIT — 3.9%
Yankee — 3.9%
Bank of Motreal Chicago
0.200%, 01/02/13	9,000	9,000
Bank of Nova Scotia Houston
0.280%, 01/28/13	4,000	4,000
Canadian Imperial Bank of Commerce NY (FRN)
0.298%, 02/25/13	9,400	9,400

	Par (000)	Value (000)
Royal Bank of Canada NY
0.520%, 01/31/13	$5,000	$5,001
Royal Bank of Canada NY (FRN)
0.428%, 03/11/13	3,000	3,000
Westpac Banking NY (FRN)
0.393%, 08/02/13	3,500	3,500

Total Certificates of Deposit (Cost $33,901)		33,901
ASSET BACKED COMMERCIAL PAPER† — 5.5
Financial Services — 5.5%
Alpine Securitization
0.200%, 01/17/13	2,500	2,499
0.200%, 01/23/13	15,000	14,996
Gemini Securitization LLC
0.220%, 12/11/12	1,870	1,870
Liberty Street Funding LLC
0.210%, 01/22/13	6,000	5,998
Regency Markets No. 1 LLC
0.210%, 12/19/12	8,000	7,999
Straight-A Funding LLC
0.180%, 12/03/12	15,000	15,000

Total Asset Backed Commercial Paper (Cost $48,362)		48,362
COMMERCIAL PAPER† — 39%
Banks — 26.3%
Australia & New Zealand Banking Group
0.300%, 01/30/13	9,000	8,996
0.200%, 02/19/13	9,000	8,996
Bank of Nova Scotia
0.330%, 12/12/12	5,000	5,000
0.210%, 01/16/13	9,800	9,797
Commonwealth Bank of Australia
0.178%, 12/20/12	7,150	7,149
0.215%, 02/28/13	10,500	10,494
Credit Suisse NY
0.210%, 01/02/13	4,200	4,199
DnB Bank ASA
0.220%, 01/28/13	4,500	4,498
0.270%, 02/07/13	4,000	3,998
0.270%, 03/22/13	4,250	4,246
0.290%, 03/22/13	1,000	999
0.300%, 03/22/13	4,000	3,996
HSBC USA
0.320%, 12/26/12	6,500	6,499
0.250%, 01/22/13	12,500	12,496
National Australia Funding Delaware
0.220%, 02/06/13	10,000	9,996
0.280%, 06/17/13	8,350	8,337
Nordea North America
0.200%, 12/11/12	5,500	5,500
0.220%, 01/10/13	2,300	2,299
0.400%, 01/14/13	1,400	1,399
0.235%, 02/08/13	4,700	4,698
0.350%, 02/25/13	3,300	3,297
0.300%, 03/18/13	1,000	999
Oversea-Chinese Banking
0.170%, 01/22/13	1,000	1,000
0.180%, 01/24/13	8,000	7,998

See Notes to Financial Statements.

	Par (000)	Value (000)
COMMERCIAL PAPER† — continued
Banks — continued
Rabobank USA Financial
0.260%, 12/28/12	$6,200	$6,199
0.470%, 01/28/13	2,800	2,798
0.280%, 02/22/13	3,000	2,998
0.240%, 03/11/13	2,750	2,748
0.250%, 03/11/13	2,000	1,999
Standard Chartered Bank
0.330%, 01/17/13	18,050	18,042
Svenska Handelsbanken
0.235%, 01/18/13	9,000	8,997
0.370%, 01/28/13	8,000	7,995
Swedish Export Credit
0.190%, 03/18/13	9,000	8,995
Toronto Dominion Holdings USA
0.200%, 01/14/13	5,800	5,799
0.220%, 02/06/13	9,600	9,596
0.220%, 02/22/13	3,400	3,398
UOB Funding LLC
0.210%, 01/15/13	2,000	2,000
0.250%, 02/07/13	3,600	3,598
0.200%, 02/14/13	3,100	3,099
0.230%, 03/19/13	6,300	6,296

		231,443
Consumer Staples — 1.0%
Nestle Capital
0.270%, 06/10/13	8,500	8,488
Financial Services — 4.5%
American Honda Finance
0.160%, 12/06/12	4,650	4,650
0.160%, 12/11/12	1,935	1,935
General Electric Capital
0.300%, 12/11/12	6,500	6,499
0.200%, 02/25/13	9,000	8,996
PACCAR Financial
0.170%, 01/22/13	10,000	9,997
Toyota Motor Credit
0.140%, 12/28/12	2,900	2,900
0.240%, 02/06/13	4,500	4,498

		39,475
Food, Beverage & Tobacco — 1.2%
Coca-Cola
0.190%, 01/10/13	1,000	1,000
0.260%, 02/01/13	4,000	3,998
0.230%, 02/19/13	3,000	2,999
0.240%, 03/01/13	2,000	1,999
0.210%, 03/13/13	1,000	999

		10,995
Healthcare — 2.2%
Catholic Health Initiatives
0.250%, 12/03/12	6,000	6,000
0.250%, 12/10/12	10,200	10,200
0.220%, 01/18/13	3,000	3,000

		19,200
Insurance — 2.2%
Metlife Funding
0.180%, 01/22/13	10,000	9,997

	Par (000)	Value (000)
0.321%, 04/16/13	$2,150	$2,148
0.320%, 04/22/13	7,000	6,991

		19,136
Sovereign Agency — 1.9%
Kreditansalt Fur Wiederaufbau International Finance (Germany)
0.200%, 01/07/13	7,700	7,698
0.200%, 01/18/13	3,500	3,499
0.180%, 01/24/13	1,000	1,000
0.190%, 03/08/13	5,000	4,997

		17,194
Total Commercial Paper (Cost $345,931)		345,931
CORPORATE BONDS — 2.9%
Automotive — 1.1%
Toyota Motor Credit (MTN)
0.395%, 07/25/13	9,500	9,500
Banks — 0.9%
Wachovia (MTN)
5.500%, 05/01/13	8,000	8,167
Financial Services — 0.2%
American Honda Finance (FRN)
0.340%, 11/08/13 144A	2,000	2,000
Insurance — 0.7%
Berkshire Hathaway
2.125%, 02/11/13	5,000	5,017
Berkshire Hathaway Finance
4.500%, 01/15/13	900	904

		5,921
Total Corporate Bonds (Cost $25,588)		25,588
FUNDING AGREEMENT — 1.0%
New York Life Funding Agreement (FRN)
0.360%, 06/14/13 (A)	9,000	9,000

Total Funding Agreement (Cost $9,000)		9,000
MUNICIPAL SECURITIES — 13.6%
Connecticut — 1.1%
Connecticut State Health & Educational Facility Authority, Yale University (RB) Series X-2 (VRDN)
0.140%, 12/07/12	10,000	10,000
Illinois — 0.4%
Northwestern University (TECP)
0.180%, 01/07/13	3,700	3,699
Michigan — 0.9%
University of Michigan (RB) Series B (VRDN)
0.130%, 12/07/12	7,860	7,860

See Notes to Financial Statements.

P N C   A d v a n t a g e   I n s t i t u t i o n a l   M o n e y   M a r k e t   F u n d

S C H E D U L E   O F   I N V E S T M E N T S

N o v e m b e r   3 0 ,   2 0 1 2   ( U n a u d i t e d )

	Par (000)	Value (000)
MUNICIPAL SECURITIES — continued
Mississippi — 1.6%
Mississippi Business Finance Corporation, Chevron USA Inc. Project (RB)
Series C (VRDN)
0.160%, 12/07/12	$6,000	$6,000
Mississippi Business Finance Corporation, Chevron USA Inc. Project (RB) Series E (VRDN)
0.170%, 12/03/12	8,000	8,000

		14,000
Ohio — 4.0%
Ohio Higher Educational Facility Commission, Cleveland Clinic Health System (RB) Series B-4 (VRDN)
0.180%, 12/03/12	6,300	6,300
Ohio State (GO) Series B (VRDN)
0.160%, 12/07/12	11,300	11,300
Ohio State Common Schools (GO) Series B (VRDN)
0.160%, 12/07/12	3,865	3,865
Ohio State University (RB) Series B (VRDN)
0.150%, 12/07/12	14,115	14,115

		35,580
Texas — 3.5%
Houston Higher Education Finance, Rice University Project (RB) Series A (VRDN)
0.170%, 12/03/12	4,100	4,100
Houston Higher Education Finance, Rice University Project (RB) Series B (VRDN)
0.170%, 12/03/12	8,100	8,100
Red River Education Financing Corporation, Texas Christian University Project (RB) (VRDN)
0.170%, 12/07/12	14,500	14,500
University of Houston (TECP) (VRDN)
0.180%, 12/11/12	3,963	3,963

		30,663
Virginia — 2.1%
Loudoun County Industrial Development Authority, Howard Hughes Medical Institute (RB) Series E (VRDN)
0.150%, 12/07/12	5,100	5,100
Loudoun County Industrial Development Authority, Howard Hughes Medical Institute (RB) Series F (VRDN)
0.150%, 12/07/12	5,700	5,700
University of Virginia (TECP) (VRDN)
0.180%, 01/03/13	6,100	6,100
0.180%, 01/03/13	1,500	1,500

		18,400
Total Municipal Securities (Cost $120,202)		120,202

	Number of Shares	Value (000)
MONEY MARKET FUND — 4.0%
BlackRock Liquidity Funds TempFund Portfolio††	35,500,000	$35,500

Total Money Market Fund (Cost $35,500)		35,500

	Par (000)
REPURCHASE AGREEMENTS — 26.1%
Deutsche Bank Securities, Inc.
0.250% (dated 11/30/12, due 12/03/12, repurchase price $49,001,021, collateralized by Government National Mortgage Association Bonds, 3.500%, due 09/20/42, total value $49,980,000)	$49,000	49,000
0.240% (dated 11/30/12, due 12/03/12, repurchase price $10,000,200, collateralized by U.S. Treasury Note, 0.250%, due 11/30/14, total value $10,200,068)	10,000	10,000
Goldman Sachs & Co.
0.220% (dated 11/30/12, due 12/03/12, repurchase price $45,000.825, collateralized Federal National Mortgage Association Bond, 3.500% to 4.000%, due 12/01/26 to 12/01/40, total value $45,900,000)	45,000	45,000
HSBC Securities USA
0.230% (dated 11/30/12, due 12/03/12, repurchase price $52,000,997, collateralized by Federal Home Loan Mortgage Corporation Bonds, 4.000% to 5.500%, due 09/01/26 to 01/01/42, total value $53,044,360)	52,000	52,000
Merrill Lynch Pierce Fenner and Smith
0.220% (dated 11/30/12, due 12/03/12, repurchase price $42,000,770, collateralized by Federal Home Loan Mortgage Corporation Bond, 4.000%, due 10/01/13 to 01/01/42, total value $42,840,000)	42,000	42,000
RBS Securities, Inc.
0.210% (dated 11/30/12, due 12/03/12, repurchase price $32,000,560, collateralized by U.S. Treasury Note, 2.250%, 07/31/18, total value $32,640,306)	32,000	32,000

Total Repurchase Agreements (Cost $230,000)		230,000
TOTAL INVESTMENTS — 100.5%
(Cost $885,448)*		885,448
Other Assets & Liabilities — (0.5)%		(4,431)
TOTAL NET ASSETS — 100.0%		$881,017

See Notes to Financial Statements.

* Also cost for Federal income tax purposes.

† The rate shown is the effective yield at purchase date.

†† Affiliated Holding. See Note 3 in Notes to Financial Statements.

(A)	Illiquid Security. Total value of illiquid securities is $9,000 (000) and represents 1.0% of net assets as of November 30, 2012.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $4,000 (000) and represents 0.5% of net assets as of November 30, 2012.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2012 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Money Market Fund	$35,500	$–	$–	$35,500
Asset Backed Commercial Paper	–	48,362	–	48,362
Asset Backed Securities	–	36,964	–	36,964
Certificates of Deposit	–	33,901	–	33,901
Commercial Paper	–	345,931	–	345,931
Corporate Bonds	–	25,588	–	25,588
Funding Agreement	–	9,000	–	9,000
Municipal Securities	–	120,202	–	120,202
Repurchase Agreements	–	230,000	–	230,000

Total Assets - Investments in Securities	$35,500	$849,948	$–	$885,448

See Notes to Financial Statements.

P N C   A d v a n t a g e   I n s t i t u t i o n a l   T r e a s u r y   M o n e y   M a r k e t   F u n d

S C H E D U L E   O F   I N V E S T M E N T S

N o v e m b e r   3 0 ,   2 0 1 2   ( U n a u d i t e d )

	Par (000)	Value (000)
U.S. TREASURY OBLIGATIONS — 21.0%
U.S. Treasury Notes — 21.0%
0.625%, 12/31/12	$1,500	$ 1,500
0.625%, 01/31/13	2,000	2,001
1.375%, 02/15/13	2,500	2,506
0.625%, 02/28/13	1,500	1,502
2.750%, 02/28/13	1,000	1,006
1.375%, 03/15/13	2,000	2,007
1.750%, 04/15/13	2,600	2,615
0.625%, 04/30/13	1,500	1,503
3.125%, 04/30/13	1,000	1,012
1.375%, 05/15/13	2,500	2,513
0.375%, 07/31/13	1,400	1,402
0.750%, 08/15/13	1,400	1,406
0.125%, 09/30/13	2,000	1,999
2.000%, 11/30/13	1,000	1,018

Total U.S. Treasury Obligations (Cost $23,990)		23,990

	Number of Shares
MONEY MARKET FUNDS — 1.8%
Invesco Treasury Portfolio	2,033,029	2,033

Total Money Market Funds (Cost $2,033)		2,033

	Par (00)
REPURCHASE AGREEMENTS — 76.9%
Deutsche Bank Securities, Inc.
0.230% (dated 11/30/12, due 12/03/12, repurchase price $22,000,422, collateralized by U.S. Treasury Note, 0.250%, due 11/30/14, total value $22,440,009)	$22,000	22,000

	Par (000)	Value (000)
Goldman Sachs & Co.
0.150% (dated 11/30/12, due 12/03/12, repurchase price $5,948,074, collateralized by U.S. Treasury Note, 1.75%, due 05.15/22, total value $6,066,974)	$5,948	$5,948
HSBC Securities USA
0.200% (dated 11/30/12, due 12/03/12, repurchase price $20,000,333, collateralized by U.S. Treasury Bonds, 4.250% to 4.500%, due 05815/38 to 11/15/40, total value $20,406,651)	20,000	20,000
Merrill Lynch Pierce Fenner and Smith
0.200% (dated 11/30/12, due 12/03/12, repurchase price $20,000,333, collateralized by Federal National Mortgage Association Bonds, 0.250%, due 11/30/14, total value $20,400,035)	20,000	20,000
UBS Securities LLC
0.200% (dated 11/30/12, due 12/03/12, repurchase price $20,000,333, collateralized by U.S. Treasury Note, 0.625%, due 08/31/17, total value $20,400,099)	20,000	20,000

Total Repurchase Agreements (Cost $87,948)		87,948
TOTAL INVESTMENTS — 99.7%
(Cost $113,971)*		113,971
Other Assets & Liabilities — 0.3%		304
TOTAL NET ASSETS — 100.0%		$114,275

*	Also cost for Federal income tax purposes.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2012 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Money Market Funds	$2,033	$–	$–	$2,033
Repurchase Agreements	–	87,948	–	87,948
U.S. Treasury Obligations	–	23,990	–	23,990

Total Assets - Investments in Securities	$2,033	$111,938	$–	$113,971

See Notes to Financial Statements.

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P N C    A d v a n t a g e   F u n d s

S T A T E M E N T S   O F   A S S E T S   A N D   L I A B I L I T I E S   ( 0 0 0 )

N o v e m b e r   3 0 ,   2 0 1 2   (U n a u d i t e d )

	Institutional Government Money Market Fund	Institutional Money Market Fund	Institutional Treasury Money Market Fund

ASSETS
Investments in non-affiliates at value	$42,223	$619,948	$ 26,023
Investments in affiliates at value	–	35,500	–
Investments in repurchase agreements at value*	39,676	230,000	87,948

Total Investments at value(1)	81,899	885,448	113,971

Cash	–	4,119	–
Receivable for shares of beneficial interest issued	–	757	290
Interest receivable	58	163	50
Prepaid expenses	23	40	26
Other receivables	5	50	7

Total Assets	81,985	890,577	114,344

LIABILITIES
Payable for shares of beneficial interest redeemed	1,757	9,291	40
Dividends payable
Institutional Class	1	32	1
Advisor Class	–	7	–
Investment advisory fees payable	1	79	4
Administration fees payable	5	24	5
Custodian fees payable	7	24	9
Transfer agent fees payable	1	6	2
Trustees’ deferred compensation payable	5	50	7
Trustees’ fees payable	1	14	1
Other liabilities	–	33	–

Total Liabilities	1,778	9,560	69

TOTAL NET ASSETS	$80,207	$881,017	$114,275

Investments in non-affiliates at cost	$42,223	$619,948	$ 26,023
Investments in affiliates at cost	–	35,500	–
Investments in repurchase agreements at cost	39,676	230,000	87,948

(1)Total Investments at cost	$81,899	$885,448	$113,971

*Only repurchase agreements exceeding 10% of total assets are shown separately above on the Statements of Assets and Liabilities. See Schedules of Investments for details of all repurchase agreements.

See Notes to Financial Statements.

	Institutional Government Money Market Fund	Institutional Money Market Fund	Institutional Treasury Money Market Fund

NET ASSETS:

Shares of Beneficial Interest (Unlimited Authorization — No Par Value)	$80,207	$881,037	$114,274
Distributions in Excess of Net Investment Income	(1)	(25)	–
Accumulated Net Realized Gain on Investments	1	5	1

Total Net Assets	$80,207	$881,017	$114,275

NET ASSET VALUE (In unrounded dollars and shares):
Net assets applicable to Institutional shares	$74,840,080	$738,704,259	$104,959,327

Institutional shares outstanding	74,843,907	738,673,514	104,962,969

Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00

Net assets applicable to Advisor shares	$5,367,041	$142,312,796	$7,584,654

Advisor shares outstanding	5,367,011	142,315,346	7,584,652

Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00

Net assets applicable to Service shares	$10	$10	$1,730,904

Service shares outstanding	10	10	1,731,146

Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00

See Notes to Financial Statements.

P N C   A d v a n t a g e   F u n d s

S T A T E M E N T S   O F   O P E R A T I O N S   ( 0 0 0 )

F o r   t h e   S i x   M o n t h s   E n d e d   N o v e m b e r   3 0 ,   2 0 1 2   ( U n a u d i t e d )

	Institutional Government Money Market Fund	Institutional Money Market Fund	Institutional Treasury Money Market Fund
Investment Income:
Interest	$86	$1,000	$97
Income from affiliate(1)	–	23	–
Total Investment Income	86	1,023	97
Expenses:
Investment advisory fees	70	675	92
Administration fees	23	118	26
Transfer agent fees	4	37	6
Custodian fees	6	22	8
Professional fees	8	53	10
Pricing service fees	3	4	1
Printing and shareholder reports	1	17	1
Registration and filing fees	19	28	20
Trustees’ fees	2	21	3
External vendor reporting	7	18	7
Miscellaneous	3	20	3
Total Expenses	146	1,013	177
Less:
Waiver of investment advisory fees(1)	(64)	(218)	(86)
Net Expenses	82	795	91
Net Investment Income	4	228	6
Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain on Investments Sold	1	5	1
Net Gain on Investments	1	5	1
Net Increase in Net Assets Resulting from Operations	$5	$233	$7

(1) See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements.

P N C   A d v a n t a g e   F u n d s

S T A T E M E N T S   O F   C H A N G E S   I N   N E T   A S S E T S   ( 0 0 0 )   ( U n a u d i t e d )

	Institutional Government Money Market Fund		Institutional Money Market Fund
	For the Six Months Ended November 30, 2012	For the Year Ended May 31, 2012	For the Six Months Ended November 30, 2012	For the Year Ended May 31, 2012
Investment Activities:
Net investment income	$4	$12	$228	$485
Net realized gain on investments sold	1	–	5	2
Net increase in net assets resulting from operations	5	12	233	487
Dividends to Shareholders:
Dividends from net investment income:
Institutional Shares	(5)	(12)	(192)	(414)
Advisor Shares	–	–	(36)	(73)
Total dividends and distributions	(5)	(12)	(228)	(487)
Share Transactions (all at $1.00 per share):
Proceeds from shares issued:
Institutional Shares	51,971	101,489	1,166,895	3,402,766
Advisor Shares	33,078	32,820	381,119	719,469
Reinvestment of dividends:
Institutional Shares	–	2	6	15
Advisor Shares	–	–	–	3
Total proceeds from shares issued and reinvested	85,049	134,311	1,548,020	4,122,253
Value of shares redeemed:
Institutional Shares	(69,934)	(70,304)	(1,262,300)	(3,501,654)
Advisor Shares	(28,952)	(31,757)	(358,315)	(745,260)
Total value of shares redeemed	(98,886)	(102,061)	(1,620,615)	(4,246,914)
Increase (decrease) in net assets from share transactions	(13,837)	32,250	(72,595)	(124,661)
Total increase (decrease) in net assets	(13,837)	32,250	(72,590)	(124,661)
Net Assets:
Beginning of period	94,044	61,794	953,607	1,078,268
End of period*	$80,207	$94,044	$881,017	$953,607

*Including distributions in excess of net investment income	$(1)	$–	$(25)	$(25)

See Notes to Financial Statements.

P N C   A d v a n t a g e   F u n d s

S T A T E M E N T S   O F   C H A N G E S   I N   N E T   A S S E T S   ( 0 0 0 )   ( U n a u d i t e d )

	Institutional Treasury Money Market Fund
	For the Six Months Ended November 30, 2012	For the Year Ended May 31, 2012
Investment Activities:
Net investment income	$6	$10
Net realized gain on investments sold	1	–
Net increase in net assets resulting from operations	7	10
Dividends to Shareholders:
Dividends from net investment income:
Institutional Shares	(5)	(9)
Service Shares	(1)	(1)
Total dividends	(6)	(10)
Share Transactions (all at $1.00 per share):
Proceeds from shares issued:
Institutional Shares	171,984	666,063
Advisor Shares	8,603	5,457
Service Shares	57,455	55,541
Reinvestment of dividends:
Institutional Shares	1	2
Total proceeds from shares issued and reinvested	238,043	727,063
Value of shares redeemed:
Institutional Shares	(178,762)	(590,727)
Advisor Shares	(4,637)	(4,385)
Service Shares	(66,873)	(48,585)
Total value of shares redeemed	(250,272)	(643,697)
Increase (decrease) in net assets from share transactions	(12,229)	83,366
Total increase (decrease) in net assets	(12,228)	83,366
Net Assets:
Beginning of period	126,503	43,137
End of period*	$114,275	$126,503

See Notes to Financial Statements.

P N C   A d v a n t a g e   F u n d s

N O T E S   T O   F I N A N C I A L   S T A T E M E N T S

N o v e m b e r   3 0 ,   2 0 1 2   ( U n a u d i t e d )

1. Fund Organization

PNC Advantage Funds (the “Trust”), a Delaware statutory trust, is registered under the Investment Company Act of 1940 (the “1940 Act”), as an open-end management investment company. The Trust currently offers three diversified investment portfolios, the Institutional Government Money Market Fund, the Institutional Money Market Fund and the Institutional Treasury Money Market Fund (individually, a “Fund”, collectively, the “Funds”). Each of the Funds is authorized to issue various classes of shares (individually, a “Class”, collectively, the “Classes”). Each share class is sold without a sales charge, represents an interest in the same portfolio of investments of the Funds, and is substantially the same in all respects, except that the Advisor and Service Shares are subject to a shareholder services fee.

2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Funds.

Investment Valuation

The investments of the Funds, other than investments in other money market funds and repurchase agreements, are valued at amortized cost, which approximates market value. The amortized cost method values an investment at its cost at the time of purchase and thereafter assumes a constant proportionate accretion of discount or amortization of premium to its effective maturity. If this method is determined to be unreliable during certain market conditions or for other reasons, a Fund may value its investments at market price, or fair value prices may be determined in good faith using methods approved by the Board of Trustees of the Trust (the “Board”). No such investments held on November 30, 2012 were valued using a method other than amortized cost.

Investments in other money market funds are valued at their respective net asset values as determined by those funds each business day.

Investments in repurchase agreements are valued at par each business day.

The Financial Accounting Standards Board (“FASB”) statement “Fair Value Measurements and Disclosures” defines fair value as the price that the fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment. Valuation techniques should maximize the use of observable market data and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Fair value measurements utilize a hierarchy based on the observability of inputs used to establish fair value. These inputs, listed below, are summarized in three broad levels and investment assets reported at fair value are classified on the basis of the lowest level input that is significant to fair value:

—	Level 1 — quoted prices in active markets for identical securities, including, but not limited to:

Investment Companies – investments in open-end mutual funds which are valued at their closing NAV.

—	Level 2 — other significant observable inputs, including but not limited to:

All Securities – quoted prices for similar securities; quoted prices based on recently executed transactions; adjusted quoted prices based on observable and formulaic inputs; or, observable correlated market inputs.

Fixed Income Securities – independent pricing service-supplied valuations, including matrix pricing, based on methods which consider standard inputs such as yields or prices of bonds of comparable quality, stability, risk, coupon, maturity, type, trading factors, indications of value from dealers or other financial institutions that trade the securities; short term obligations valued at amortized cost; or, repurchase agreements.

P N C   A d v a n t a g e   F u n d s

N O T E S   T O   F I N A N C I A L   S T A T E M E N T S

N o v e m b e r   3 0 ,   2 0 1 2   ( U n a u d i t e d )

—	Level 3 — significant unobservable inputs, including but not limited to:

All Securities – modeling or manual pricing based on each Fund’s own assumptions in determining fair value of investments; or, the significant use of unobservable inputs or stale inputs.

Fixed Income Securities – pricing utilizing standard inputs which are considered unobservable.

Each Fund recognizes transfers into and out of levels at the end of the reporting period. The Funds did not have any transfers between Level 1 and Level 2 during the six months ended November 30, 2012.

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The valuation hierarchy of each Fund’s securities as of November 30, 2012 can be found at the end of each Fund’s Schedule of Investments.

Investment Transactions, Investment Income and Expenses

Investment transactions are recorded on a trade date basis for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Discounts and premiums are accreted and amortized, respectively, to interest income over the estimated lives of the respective investments using the effective interest method. Expenses common to all of the Funds in the Trust are allocated among the Funds primarily on the basis of each Fund’s respective average net assets. However, other allocation methodologies may also be utilized when appropriate for a given circumstance, including a fixed or straight-line allocation across Funds. Expenses common to all Classes, investment income, and realized and unrealized gains and losses on investments are allocated to each Class based upon the relative daily net assets of each Class. Shareholder services fees relating to a specific Class are charged directly to that Class.

Dividends and Distributions to Shareholders

Dividends from net investment income for each of the Funds are declared daily and paid monthly. Any net realized capital gains will be distributed at least annually by each of the Funds. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Delayed-Delivery Transactions

Certain Funds may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Fund will designate liquid assets in the amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in any future gains and losses with respect to the security.

Repurchase Agreements

The Funds may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a Fund purchases a debt obligation from a financial institution such as a bank or broker-dealer, subject to a mutual agreement that the seller will repurchase the obligation at an agreed-upon price and time. The debt obligation is collateralized by securities held in safekeeping by the Fund’s custodian or another qualified custodian or in the Federal Reserve/U.S. Treasury book-entry system with value no less than the repurchase price (including accrued interest). If the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value. The Funds may be subject to costly and lengthy legal proceedings to sell the underlying security and recover any losses incurred that remain.

3. Investment Advisory Fees and Other Transactions with Affiliates

Investment Advisory Fees

Fees paid by the Funds pursuant to the Advisory Agreement with PNC Capital Advisors, LLC (the “Adviser”), an indirect wholly owned subsidiary of The PNC Financial Services Group, Inc. (“PNC Group”), are payable monthly and calculated at an annual rate, listed in the table below, of each Fund’s average daily net assets. The Adviser may, from time to time, waive any portion of its fees and reimburse certain expenses of a Fund. Such waivers and reimbursements are voluntary and may be changed or discontinued at any time. The table below lists the advisory fees, waivers and expense reimbursements that were in effect during the six months ended November 30, 2012.

	Annual Rate	Fee Waiver	Expense Reimbursement
Institutional Government Money Market Fund*	0.15%	0.14%	0.00%
Institutional Money Market Fund*	0.15%	0.05%	0.00%
Institutional Treasury Money Market Fund*	0.15%	0.14%	0.00%

*

The Adviser voluntarily agreed to waive advisory fees and reimburse expenses to the extent necessary to maintain a minimum daily net yield of at least 0.01% for the Institutional Government Money Market Fund; at least 0.05% for the Institutional Money Market Fund; and at least 0.01% for the Institutional Treasury Money Market Fund. This voluntary advisory fee waiver and expense reimbursement may be changed or terminated by the Adviser at any time.

Shareholder Services Fees

The Trust maintains a Shareholder Services Plan (the “Services Plan”) with respect to the Advisor and Service Shares of the Funds. Pursuant to the Services Plan, the Trust enters into shareholder servicing agreements with certain financial institutions, including affiliates of the Adviser, under which they agree to provide shareholder administrative services to their customers who beneficially own Advisor and Service Shares in consideration for payment of up to 0.10% and 0.25% of the average daily net assets attributable to Advisor and Service Shares, respectively.

Pursuant to the shareholder service agreement, the Funds suspended payment of Shareholder Services Fees effective January 1, 2010. This suspension is voluntary and may be changed at any time.

Trustees’ Fees

For the six months ended November 30, 2012, each Trustee received an annual fee of $70,000 plus $6,750 for each Board meeting attended in person, and such amount, up to a maximum of $3,000, as may be determined for each Board meeting attended telephonically, in addition to a reimbursement of all out-of-pocket expenses incurred as a Trustee. The Chairman of the Board received an additional fee of $25,000 per year and the Chairman of the Audit Committee received an additional fee of $6,000 per year for their services in these capacities. Effective January 1, 2013, each Trustee will receive an annual consolidated fee of $76,000 plus $7,250 for attendance at each quarterly Board meeting, and such amount, up to a maximum of $3,250, as may be determined for attendance at special Board meetings convened as necessary, in addition to a reimbursement of all out-of-pocket expenses incurred as a Trustee. The Chairman of the Board will continue to receive an additional fee of $25,000 per year and the Chairman of the Audit Committee will continue to receive an additional fee of $6,000 per year for their services in these capacities. No person who is an officer, director, trustee, or employee of the Trust, the Underwriter, or any parent of subsidiary thereof, who serves as an officer, trustee, or employee of the Trust receives any compensation from the Trust. Fees are paid quarterly in arrears and are allocated to the Trust and PNC Funds, another registered investment company overseen by the Trustees and for which PNC Capital Advisors, LLC serves as investment adviser, based on their average daily net assets.

Trustees who receive fees are eligible for participation in the Trust’s Deferred Compensation Plan (the “Plan”), which is an unfunded, nonqualified deferred compensation plan. The Plan allows each eligible Trustee to defer receipt of all or a percentage of fees that would otherwise be payable for services performed.

Administration Fees

The Trust, BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) and the Adviser are parties to a Co-Administration and Accounting Services Agreement, pursuant to which BNY Mellon and the Adviser serve as Co-Administrators to the Trust. BNY Mellon received fees at the annual rate of 0.0125% of each Fund’s first $1 billion of average daily net assets and 0.0100% of each Fund’s average daily net assets in excess of $1 billion. The Adviser received 0.0100% of each Fund’s average net assets. BNY Mellon also receives other transaction-based charges and is reimbursed for out-of-pocket expenses.

P N C  A d v a n t a g e  F u n d s

N O T E S   T O   F I N A N C I A L   S T A T E M E N T S

N o v e m b e r   3 0,   2 0 1 2   ( U n a u d i t e d )

Affiliated Fund

PNC Group owns a minority interest in BlackRock, Inc. As a result, the BlackRock Funds are considered affiliates of the Adviser. The Institutional Money Market Fund invests in the BlackRock Liquidity Funds TempFund Portfolio, details of which are included in the Fund’s Schedule of Investments. The investments in BlackRock Funds increased by $10,000,000 during the six months ended November 30, 2012.

Details of affiliated holdings at November 30, 2012 are included in the respective Fund’s Schedule of Investments.

Dividends received from such investments are reported as “Income from affiliate” in the Statements of Operations.

4. Custodian and Transfer Agent Fees

Custodian Fees

The Bank of New York Mellon, an affiliate of BNY Mellon (one of the Trust’s Co-Administrators), serves as the Trust’s Custodian. The Bank of New York Mellon also serves as Custodian for the PNC Funds. The Custodian fees for the Trust and PNC Funds (excluding the Target Date Funds) are calculated at the following annual rate: 0.0025% of the first $5 billion of the combined average daily gross assets of the Trust and PNC Funds (excluding the Target Date Funds), 0.002% of the next $5 billion of the combined average daily gross assets of the Trust and PNC Funds (excluding the Target Date Funds) and 0.001% of the combined average daily gross assets in excess of $10 billion (excluding the Target Date Funds). The Custodian fees are allocated to the Trust and PNC Funds based on each Fund’s relative average daily net assets. The Bank of New York Mellon also receives other transaction-based charges and is reimbursed for out-of-pocket expenses.

Transfer Agent

BNY Mellon serves as Transfer Agent for the Funds. For its services as Transfer Agent, BNY Mellon receives a fee based primarily upon the number of accounts serviced. Certain minimum fees and transaction charges may apply. For the six months ended November 30, 2012, BNY Mellon received $46,494 from the Trust in aggregate fees and expenses for services rendered under the Transfer Agency Services Agreement.

5. Federal Income Taxes

Each of the Funds intends to continue to qualify for tax treatment as a separate “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required.

Each Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as an expense during the current year. A tax position that does meet the more-likely-than-not recognition threshold shall be measured as the largest amount of tax benefit that is greater than 50 percent likely of being realized upon settlement with the relevant taxing authority. Management has analyzed each Fund’s tax positions through the current six months ended November 30, 2012 and for each Fund’s open tax years (years ended May 31, 2009 through May 31, 2012) and has concluded that no provision for income tax is required in each Fund’s financial statements.

The amount of dividends from net investment income and distributions from net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature and are attributable primarily to differences in the book/tax treatment of deferred compensation, deferred organizational costs and use of equalization. The character of dividends and/or distributions made during the year from net investment income or net realized capital gains, and the timing of such dividends and/or distributions made in the fiscal year in which the amounts are distributed may differ from the year that the income or realized capital gains (losses) were recorded by the Funds. To the extent any of these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the differences arise. Accordingly, the following permanent differences have been reclassified to/from the following accounts for the fiscal year ended May 31, 2012:

Undistributed (Distributions in Excess of) Net Investment Income (000)			Accumulated Net Realized Gain (Loss) (000)		Shares of Beneficial Interest (000)
Institutional Money Market Fund	$2		$(2)		$–
Institutional Treasury Money Market Fund	–	*	–	*	–
*Amount represents less than $500.

For Federal income tax purposes, realized capital losses may be carried forward and applied against future realized capital gains.

At May 31, 2012, the Funds had capital loss carryforwards (in thousands) available to offset future realized capital gains through the indicated expiration date:

Expiring May 31,
Fund	2019 (000)		Total
Institutional Government Money Market Fund	$–	*	$–	*
*Amount represents less than $500.

Under the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), net capital losses incurred after May 31, 2011 may be carried forward indefinitely with their character retained as short term or long term. Net capital losses incurred prior to May 31, 2011 may be carried forward for eight years and are treated as short term capital losses in the year to which they were carried. However, the Modernization Act requires that post-enactment net capital losses (i.e., those incurred after May 31, 2011) be used before pre-enactment net capital loss carryforwards which increases the likelihood that pre-enactment capital loss carryforwards will expire unused.

6. Market and Credit Risk

Each of the Funds may invest up to 5% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale and other securities which may not be readily marketable. The relative illiquidity of some of these securities may adversely affect a Fund’s ability to dispose of such securities in a timely manner and at a fair price. Securities acquired under the provisions of Rule 144A can only be traded between qualified institutional buyers. Any such security will not be considered illiquid so long as it is determined by the Board or the Adviser, acting under guidelines approved and monitored by the Board, that an adequate trading market exists for that security. Details of investments in illiquid and/or restricted securities are included in each Fund’s Schedule of Investments.

Certain obligations held in the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit, liquidity guarantees, and third party insurance.

7. Indemnifications

In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnifications. The Funds have not historically incurred material expenses in respect of those provisions.

8. Recent Accounting Pronouncement

In December 2011, FASB issued Accounting Standards Update (the “ASU”) “Disclosures about Offsetting Assets and Liabilities,” The ASU requires an entity to make additional disclosures about offsetting assets and liabilities and related arrangements. The new guidance seeks to enhance disclosures by requiring improved information about financial instruments and derivatives instruments that are either (1) offset in according with GAAP or (2) subject to enforceable master netting arrangement or similar agreement, irrespective of whether they are offset in accordance with GAAP. The objective of this information is to enable users of an entity’s financial statements to evaluate the effect or potential effect of netting arrangements on an entity’s financial position, including the effect or potential effect of rights of netting

P N C   A d v a n t a g e   F u n d s

N O T E S   T O   F I N A N C I A L   S T A T E M E N T S

N o v e m b e r   3 0 ,   2 0 1 2   ( U n a u d i t e d )

associated with certain financial instruments and derivative instruments in the scope of the update. The ASU is effective for annual periods beginning on or after January 1, 2013 and interim periods within those fiscal periods. Adoption of this accounting guidance is currently being assessed but is not expected to have a material impact to the Funds’ financial statements or disclosures.

9. Subsequent Events

Subsequent events have been evaluated through the date that the financial statements were issued. All subsequent events determined to be relevant and material to the financial statements have been appropriately recorded.

T R U S T E E S   R E V I E W   A N D   A P P R O V A L   O F   A D V I S O R Y   A G R E E M E N T

At a meeting held on June 1, 2012, the Trustees of PNC Advantage Funds (the “Trust”), including a majority of the Trustees who are not “interested persons” (as such term is defined in Section 2(a)(19) of the 1940 Act (the “Independent Trustees”), met in person to conduct their annual review of the Advisory Agreement between the Trust and PNC Capital Advisors, LLC (the “Adviser”).

The Trustees discussed with independent counsel to the Trustees (“Independent Counsel”) a memorandum prepared by Independent Counsel that provided a summary of the Trustees’ fiduciary responsibilities under state and federal law relating to the approval of the continuation of the Advisory Agreement. They further discussed that the agreement renewal process was being divided into two meetings to allow the Adviser to present material relating to the services provided to the Funds for the Trustees’ review at the first and to permit the Trustees time to request and evaluate additional information from the Adviser prior to approving the agreement at the next Board meeting.

Independent Counsel then referred the Trustees to the comprehensive written materials prepared by the Adviser in response to Independent Counsel’s request on behalf of the Trustees. These materials addressed the nature of the advisory services provided by the Adviser, including portfolio management personnel and their compensation structure; the performance of the Adviser, including the performance of its other similarly managed accounts; the profitability of the Adviser; the Adviser’s operations with respect to its oversight of sub-advisers; brokerage, trading, soft dollar practices and securities lending practices; fees and expenses of each Fund compared to a peer group selected by Lipper, Inc.; the compliance program of the Adviser; and risk management and monitoring measures. The Trustees then received presentations on a number of topics, including the profitability of the Adviser. A detailed discussion ensued in which the Trustees discussed various factors including, but not limited to, the resources devoted to management of the Funds and a comparison of the fees charged to the Funds with those charged to the Adviser’s institutional clients who receive similar advisory services. Based on this discussion, the Trustees requested additional information from the Adviser relating to fee waiver differences between certain Funds.

At a meeting held on August 29, 2012, the Trustees of the Trust, including the Independent Trustees, met in person to consider the renewal of the Advisory Agreement between the Trust and the Adviser for a one-year period commencing October 1, 2012. They discussed each fund separately and voted to approve the Advisory Agreement on a fund-by-fund basis.

Independent Counsel noted that the Trustees had reviewed at their previous meeting comprehensive written materials prepared by the Adviser in response to Independent Counsel’s request on behalf of the Trustees. Independent Counsel then reported that the Trustees had discussed their responsibilities relating to the approval of the Advisory Agreement, as well as the Adviser’s responses to the Trustees’ follow up questions on the written materials, during their Executive Session. In reaching their decision to renew the Advisory Agreement, the Trustees considered whether the agreement continues to be in the best interests of each of the funds and their shareholders, an evaluation based primarily on the nature and quality of the services provided by the Adviser and the overall fairness of the agreement. They discussed the materials pertaining to the other factors that they must consider for annual review of the agreement as presented at the June meeting, as well as information relevant to the Adviser’s services that they receive throughout the year.

In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and each Trustee may have attributed different weights to the various factors. The Trustees confirmed that there were no pending litigation or regulatory actions against the Adviser that would adversely affect or prohibit the Adviser’s services to the Trust.

Based on this review, the Trustees concluded that the Adviser had the capabilities, resources and personnel necessary to act as the investment adviser. With respect to the advisory fees, the Trustees noted that such fees remained the same and concluded such fees were fair and reasonable.

Based on their evaluation of all material factors, including those described above, the Trustees concluded that the terms of the agreement remained reasonable and fair and that the renewal of the Advisory Agreement was in the best interests of theTrust and the funds’ shareholders.

P N C   A d v a n t a g e   F u n d s

P R O X Y   V O T I N G   A N D   Q U A R T E R L Y   S C H E D U L E S   O F   I N V E S T M E N T S

( U n a u d i t e d )

Proxy Voting and Quarterly Schedules of Investments

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to their portfolio securities as well as information regarding the Trust voted proxies during the most recent 12-month period ended June 30, is available upon request, without charge, by calling 1-800-364-4890, visiting the Trust’s website at pncfunds.com, or the SEC’s website at http://www.sec.gov.

Quarterly Schedules of Investments

The Form N-Q, which includes a complete schedule of investments, must be filed with the SEC within 60 days of the end of the Trust’s first and third fiscal quarters. The Trust’s Forms N-Q are available upon request, without charge, by calling 1-800-364-4890 or visiting the Trust’s website at pncfunds.com. They also are available on the SEC’s website at http://www.sec.gov, or they may be reviewed and/or copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).

Fund Holdings

A monthly listing of the holdings of the PNC Advantage Funds can be found by visiting the Funds’ website at pncfunds.com.

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Investment Adviser

PNC Capital Advisors, LLC

One East Pratt Street

Baltimore, MD 21202

Underwriter

PNC Funds Distributor, LLC

Three Canal Plaza

Suite 100

Portland, ME 04101

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02199-3600

Custodian

The Bank of New York Mellon

One Wall Street

New York, NY 10286

P.O. Box 9795

Providence, RI 02940-9795

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240. 15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	PNC Advantage Funds

By (Signature and Title)*	/s/ Kevin A. McCreadie
Kevin A. McCreadie, President
(principal executive officer)

Date	1/16/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kevin A. McCreadie
Kevin A. McCreadie, President
(principal executive officer)

Date	1/16/2013

By (Signature and Title)*	/s/ John Kernan
John Kernan, Treasurer
(principal financial officer)

Date	1/25/2013

*	Print the name and title of each signing officer under his or her signature.